UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10499

Name of Fund: BlackRock California Municipal 2018 Term Trust (BJZ)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock California Municipal 2018 Term Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 12/31/2011

Date of reporting period: 09/30/2011

Item 1 – Schedule of Investments

Schedule of Investments September 30, 2011 (Unaudited)	BlackRock California Municipal 2018 Term Trust (BJZ)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
California — 149.4%
Corporate — 12.4%
California Pollution Control Financing Authority, RB, Mandatory Put Bonds, AMT (a):
Republic Services Inc. Project, Series B, 5.25%, 6/01/23	$2,020	$2,183,660
Waste Management Inc. Project, Series A, 5.13%, 7/01/31	4,000	4,350,440
California Pollution Control Financing Authority, Refunding RB:
Mandatory Put Bonds, Republic Services Inc. Project, Series C, AMT, 5.25%, 6/01/23	2,030	2,194,471
San Diego Gas & Electric, Series A, 5.90%, 6/01/14	3,100	3,464,963
		12,193,534
County/City/Special District/School District — 44.2%
City of Vista California, COP, Refunding, Community Projects (NPFGC):
5.00%, 5/01/19	1,000	1,074,960
4.75%, 5/01/21	1,115	1,162,521
Clovis Unified School District California, GO, CAB, Election of 2004, Series A (NPFGC), 5.13%, 8/01/21 (b)(c)	7,500	5,941,650
County of San Bernardino California, Special Tax Bonds, Community Facilities District No. 2002-1:
5.35%, 9/01/17	105	108,171
5.50%, 9/01/18	245	252,012
Fontana Public Finance Authority California, Tax Allocation Bonds, Refunding, North Fontana Redevelopment Project, Series A (AGM), 5.25%, 9/01/18	3,395	3,438,626
Irvine Unified School District California, Special Tax Bonds, Community Facilities District No. 86-1 (AGM), 5.25%, 9/01/18	5,000	5,721,650

Municipal Bonds	Par (000)	Value
California (continued)
County/City/Special District/School District (concluded)
Lathrop Financing Authority, RB, Water Supply Project:
5.80%, 6/01/21	$995	$1,006,244
5.85%, 6/01/22	1,040	1,050,254
5.90%, 6/01/23	1,000	1,008,270
Los Angeles Community College District California, GO, Election of 2001, Series E-1, 4.00%, 8/01/18	200	222,246
Los Angeles Unified School District California, GO, Series I, 5.00%, 7/01/20	2,500	2,928,300
Los Banos Unified School District, GO, Election of 2008 (AGC), 5.00%, 8/01/18	475	557,142
Palm Springs Unified School District, GO, Refunding, 5.00%, 8/01/18	2,745	3,282,800
Riverside Unified School District California, GO, Series A (NPFGC), 5.25%, 2/01/23 (d)	5,000	5,114,950
San Manuel Entertainment Authority, Series 04-C, 4.50%, 12/01/16 (e)	4,000	4,037,520
San Marcos Unified School District, GO, CAB (c):
2.63%, 8/01/17	385	327,516
2.87%, 8/01/18	500	404,930
Santa Clara Unified School District, GO, Election of 2004, Series A, 5.00%, 7/01/18	2,190	2,651,499
Stockton East Water District, COP, Refunding, Series B (NPFGC), 5.93%, 4/01/19 (c)	4,590	2,980,700
		43,271,961

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax (subject to)
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
GO	General Obligation Bonds
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds

BLACKROCK CALIFORNIA MUNICIPAL 2018 TERM TRUST	SEPTEMBER 30, 2011	1

Schedule of Investments (continued)	BlackRock California Municipal 2018 Term Trust (BJZ)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
California (continued)
Education — 10.0%
California Infrastructure & Economic Development Bank, RB, J. David Gladstone Institute Project, 5.50%, 10/01/20	$1,985	$2,008,264
California State Public Works Board, Refunding RB, Trustees of the California State University, Series A, 5.00%, 10/01/17	2,415	2,419,782
University of California, RB, General, Series AB, 5.00%, 5/15/19	2,500	2,986,150
University of California, Refunding RB, Series S, 5.00%, 5/15/18	2,000	2,410,720
		9,824,916
Health — 16.7%
ABAG Finance Authority for Nonprofit Corps, RB, San Diego Hospital Association, Series C, 5.38%, 3/01/21	2,100	2,181,375
California Health Facilities Financing Authority, RB, Health Facility, Adventist Health System, Series A:
5.00%, 3/01/18	1,075	1,103,799
5.00%, 3/01/19	1,000	1,022,300
5.00%, 3/01/20	2,060	2,102,745
5.00%, 3/01/24	1,355	1,367,751
California Health Facilities Financing Authority, RB, Sutter Health, Series B, 5.00%, 8/15/19	1,430	1,637,750
California Statewide Communities Development Authority, RB, Kaiser Permanente, Series A, 5.00%, 4/01/19	2,000	2,332,680
California Statewide Communities Development Authority, Refunding RB, Daughters of Charity Health, Series A, 5.25%, 7/01/24	5,000	4,614,050
		16,362,450
Housing — 3.2%
California Housing Finance Agency, RB, Series A (Fannie Mae):
3.20%, 8/01/18	1,000	1,032,960
3.50%, 2/01/19	1,980	2,057,418
		3,090,378
State — 10.5%
California State Public Works Board, Refunding RB, California Community Colleges, Series A, 5.00%, 12/01/17	2,020	2,023,939
State of California, GO:
5.00%, 11/01/11 (d)	3,240	3,253,478
5.00%, 11/01/20	260	260,783
State of California, GO, Refunding:
5.00%, 9/01/18	3,400	3,941,620
Series A, 5.00%, 7/01/18	720	847,865

Municipal Bonds	Par (000)	Value
California (continued)
State (concluded)
State of California, GO, Refunding (concluded):
Veterans, Series BZ, AMT (NPFGC), 5.35%, 12/01/21	$10	$10,011
		10,337,696
Transportation — 22.6%
City of Long Beach California, RB, Series A, 5.00%, 5/15/18	500	595,775
Foothill Eastern Transportation Corridor Agency California, Refunding RB, CAB, 5.88%, 1/15/21 (c)	20,000	11,569,000
Los Angeles Department of Airports, Refunding RB, Senior, Los Angeles International Airport, Series A, 4.50%, 5/15/19	3,420	3,932,042
Port of Oakland, Refunding RB, Series O, AMT:
5.00%, 5/01/18	2,500	2,762,275
5.00%, 5/01/19	3,000	3,286,980
		22,146,072
Utilities — 29.8%
California State Department of Water Resources, RB:
Series A, 5.13%, 5/01/19 (d)	6,500	6,750,770
Series M, 4.00%, 5/01/18	1,000	1,123,290
Series N, 5.00%, 5/01/19	3,500	4,170,425
California State Department of Water Resources, Refunding RB:
Series H, Power Supply, 5.00%, 5/01/22	3,500	3,972,955
Series L, 5.00%, 5/01/19	2,000	2,383,100
Cucamonga Valley Water District, Refunding RB, Series A (AGM):
4.00%, 9/01/18	325	366,424
3.00%, 9/01/19	375	392,794
4.00%, 9/01/19	325	363,789
Los Angeles County Sanitation Districts Financing Authority, 3.00%, 10/01/18	3,000	3,255,000
Los Angeles Department of Water & Power, RB:
Power System, Series A, 5.00%, 7/01/19	2,500	2,990,450
Series B, 5.00%, 7/01/18	600	720,918
Metropolitan Water District of Southern California, Refunding RB, Series B, 4.00%, 7/01/18	1,250	1,435,662
Sacramento Municipal Utility District, Refunding RB, Series X, 5.00%, 8/15/18 (f)	400	469,944

BLACKROCK CALIFORNIA MUNICIPAL 2018 TERM TRUST	SEPTEMBER 30, 2011	2

Schedule of Investments (continued)	BlackRock California Municipal 2018 Term Trust (BJZ)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
California (concluded)
Utilities (concluded)
Southern California Public Power Authority, RB, Canyon Power, Series A, 4.00%, 7/01/18	$685	$765,837
		29,161,358
Total Municipal Bonds in California		146,388,365

Puerto Rico — 3.4%
State — 2.2%
Puerto Rico Public Buildings Authority, Refunding RB Government Facilities:
Series C, 5.75%, 7/01/19 (b)	5	6,482
Series C, 5.75%, 7/01/19	1,000	1,094,320
Series M, 6.00%, 7/01/20	1,000	1,110,130
		2,210,932
Transportation — 1.2%
Puerto Rico Highway & Transportation Authority, Refunding RB, Series Z (AGM), 6.00%, 7/01/18	1,000	1,133,700
Total Municipal Bonds in Puerto Rico		3,344,632

US Virgin Islands — 3.0%
State — 3.0%
Virgin Islands Public Finance Authority, RB, Senior Lien, Matching Fund Loan Note, Series A:
5.25%, 10/01/17	360	381,096
5.25%, 10/01/19	455	472,354
5.25%, 10/01/21	460	473,648
5.25%, 10/01/22	315	323,284
5.25%, 10/01/23	960	980,554
5.25%, 10/01/24	300	305,115
		2,936,051
Total Municipal Bonds in the US Virgin Islands		2,936,051
Total Long-Term Investments (Cost – $147,560,124) – 155.8%		152,669,048

Short-Term Securities	Shares
BIF California Municipal Money Fund, 0.01% (g)(h)	326,273	326,273
Total Short-Term Securities (Cost – $326,273) – 0.3%		326,273
Total Investments (Cost - $147,886,397*) – 156.1%		$152,995,321
Other Assets Less Liabilities – 0.6%		542,122
Preferred Shares, at Redemption Value – (56.7)%		(55,527,364)
Net Assets Applicable to Common Shares – 100.0%		$98,010,079

*	The cost and unrealized appreciation (depreciation) of investments as of September 30, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$147,883,209
Gross unrealized appreciation	$5,769,646
Gross unrealized depreciation	(657,534)
Net unrealized appreciation	$5,112,112

(a)	Variable rate security. Rate shown is as of report date.

(b)	Security is collateralized by Municipal or US Treasury obligations.

(c)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(d)	US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.

(e)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(f)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Depreciation
Pershing LLC	$469,944	$(2,992)

(g)	Investments in companies considered to be an affiliate of the Trust during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2010	Net Activity	Shares Held at September 30, 2011	Income

BIF California
Municipal
Money Fund	6,758,071	(6,431,798)	326,273	$1,290

(h)	Represents the current yield as of report date.

BLACKROCK CALIFORNIA MUNICIPAL 2018 TERM TRUST	SEPTEMBER 30, 2011	3

Schedule of Investments (concluded)	BlackRock California Municipal 2018 Term Trust (BJZ)

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs are categorized in three broad levels for financial reporting purposes as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments)

The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Trust’s perceived risk of investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of September 30, 2011 in determining the fair valuation of the Trust’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term
Investments[1]	—	$152,669,048	—	$152,669,048
Short-Term
Securities	$326,273	—	—	326,273
Total	$326,273	$152,669,048	—	$152,995,321

1	See above Schedule of Investments for values in each sector.

BLACKROCK CALIFORNIA MUNICIPAL 2018 TERM TRUST	SEPTEMBER 30, 2011	4

Item 2 –	Controls and Procedures

2(a) –

The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock California Municipal 2018 Term Trust

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock California Municipal 2018 Term Trust

Date: November 23, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock California Municipal 2018 Term Trust

Date: November 23, 2011

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock California Municipal 2018 Term Trust

Date: November 23, 2011